Financial Assets Available For Sale	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
FINANCIAL ASSETS AVAILABLE FOR SALE

NOTE 3 – FINANCIAL ASSETS AVAILABLE FOR SALE

As of March 31, 2022 and March 31, 2021, financial assets available for sale amounted to $94,648 (RMB 600,000) and $91,472 (RMB 600,000), respectively. The Company has invested in Inner Mongolia Songlu Pharmaceutical Co. (“Songlu Pharmaceutical”). As of March 31, 2022, the fair value of the investment is $94,648 (RMB600,000), which accounts for 0.5% shares of Songlu Pharmaceutical.